Capital Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Capital Risk Management
Capital Risk Management

As of December 31,	2024	2023
Total borrowings	651,628,487	698,486,364
Total shareholders’ equity	410,426,916	408,132,148
Gearing ratio	61%	63%